SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF COUNTRY STYLE COOKING RESTAURANT CHAIN CO., LTD. (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2014 PARENT COMPANY CNY	Dec. 31, 2013 PARENT COMPANY CNY	Dec. 31, 2012 PARENT COMPANY CNY	Dec. 31, 2011 PARENT COMPANY CNY
ASSETS
Cash and cash equivalents	$ 31,195	193,554	$ 60,035	372,493	229,367	327,546	31,676	33,090	28,171	32,617
Due from subsidiaries							3,364	2,391
Prepaid expenses and other current assets	4,892	30,350		22,714			1,917	653
Investment in subsidiaries							968,498	908,171
Total assets	190,463	1,181,746		1,106,436			1,005,455	944,305
LIABILITIES AND EQUITY
Due to subsidiaries							8,322	8,322
Prepaid subscription				12			12	153
Accrued expenses							2,958	3,373
Total liabilities	30,234	187,583		173,979			11,292	11,848
Equity:
Ordinary shares, par value $.001, 1,000,000,000 shares authorized, 106,296,674 and 107,352,416 shares issued and outstanding as of December 31, 2013 and 2014, respectively	123	763		756			763	756
Additional paid-in capital	123,591	766,837		743,219			766,837	743,219
Retained earnings	37,967	235,572		197,618			235,572	197,618
Accumulated other comprehensive loss	(1,452)	(9,009)		(9,136)			(9,009)	(9,136)
Total equity	160,229	994,163		932,457	870,128	777,904	994,163	932,457	871,295	779,078
Total liabilities and equity	$ 190,463	1,181,746		1,106,436			1,005,455	944,305